Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 9– Shareholders’ Equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	During the period of September 11, 2000 (date of inception) through 2009, a total of 4,995,837 ordinary shares were issued by the Company in consideration of $4.2 million.

3.	In December 2013, upon the request of convertible-notes holders, the Company converted all of its outstanding convertible notes into 1,026,432 ordinary notes.

4.	In December 2013, upon the capital-notes holders’ request, the Company converted all of its capital notes into 1,043,928 ordinary shares with a par value of NIS 0.01 per share.

5.
On February 3, 2014, the Company entered into a share purchase agreement with certain of its shareholders and new investors, pursuant to which the Company issued to such existing shareholders and new investors 560,224 ordinary shares at a price per share of $3.57 for a total consideration in the amount of approximately $2 million.

6.
On March 12, 2014, the Company completed an initial public offering (the “IPO”) and listed its ordinary shares on the NASDAQ Capital Market under the ticker symbol GLMD. In the IPO, the Company issued 3.3 million shares at a price of $13.50 per share (par value NIS 0.01 per share), for a total consideration of approximately $40 million, net of offering costs in the amount of approximately $4.2 million.

7.
On May 31, 2016, the Company entered into a Controlled Equity Offering Sales Agreement (the "Cantor Sales Agreement") with Cantor Fitzgerald & Co., as the Company’s sales agent (“Cantor Fitzgerald”), to issue and sell, from time to time through Cantor Fitzgerald, ordinary shares having an aggregate offering price of up to $16 million. Under the Cantor Sales Agreement, the Company was entitled to sell ordinary shares by any method permitted by law and deemed to be an “at-the-market” offering, as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. The Company was not obligated to make any sales under the Cantor Sales Agreement. The Cantor Sales Agreement was terminated during December, 2017. As of December 31, 2017, the Company sold 1,712,369 ordinary shares under the Cantor Sales Agreement for total net proceeds of approximately $11.0 million

8.
In August 2017, we sold 332,038 ordinary shares at a price of $7.10 in a registered direct offering, and in a concurrent private placement to two of our directors sold 49,295 ordinary shares at the same price. The aggregate net proceeds received from the offering was approximately $2.7 million.

9.
On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the "Stifel Sales Agreement") with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent (“Stifel”), to issue and sell, from time to time through Stifel, ordinary shares having an aggregate offering price of up to $35 million. Under the Stifel Sales Agreement, the Company may sell ordinary shares by any method permitted by law and deemed to be an “at-the-market” offering, as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. The Company is not obligated to make any sales under the Stifel Sales Agreement. As of December 31, 2017, the Company sold 714,285 ordinary shares under the Stifel Sales Agreement for total net proceeds of approximately $5.8 million.

B.	Stock-based compensation

1.
The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2017, a total of 3,090,492 shares were reserved for issuance under the 2013 Plan. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015 and May 11, 2015, respectively), provides for the grant of options to purchase the ordinary shares and the issuance of restricted stock units (“RSUs”) to the Company's officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	A summary of the status of the Company’s option plans as of December 31, 2017 and 2016 and changes during the years then ended are presented below:

B.	Stock-based compensation

	2017		2016
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	2,410,890	$3.80	1,753,753	$2.12
Granted	226,000	$4.86	856,500	$6.08
Forfeited	(160,000)	$6.95	(83,750)	$6.00
Exercised	(380,176)	$1.39	(115,613)	$2.22
Outstanding at end of year	2,096,714	$4.01	2,410,890	$3.39
Options exercisable at year end	1,406,074	$2.69	1,385,829	$1.38

As of December 31, 2017 and 2016, the weighted-average remaining contractual term of the outstanding and exercisable options, excluding the 38,637 Options granted in 2002 that have no expiration date, is 6.95 and 8.35 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2017, 2016 and 2015 is $4.86, $3.76, and $6.48 respectively.

As of December 31, 2017 a total of the 2,096,714 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $11.4 million; while as of December 31, 2016 a total of 1,110,006 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $3.6 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2017 and 2016 is approximately $3.1 million and $4.3 million, respectively, and is expected to be recognized over a weighted-average period of 1.87 years and 3.0 years, respectively

For the years ended 2017, 2016 and 2015, the Company recorded a total of $1.4 million, $1.6 million, and $1.0 million of stock-based compensation expenses, in connection with the above mentioned option.

During 2016, the Company issued a total of 78,750 RSUs. Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over four years. As of December 31, 2017, a total of 30,932 ordinary shares were issued upon vesting of 30,932 RSUs and a total of 32,348 RSUs were outstanding, while as of December 31, 2016, none of the RSUs vested and all 78,750 RSU's were outstanding.

3.	For the years 2017 and 2016, with respect to the above-mentioned RSU's, the Company recorded stock-based compensation expenses in the amount of $105 thousand and $124 thousand, respectively.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2017 and 2016 is approximately $193 thousand and $412 thousand, respectively, and is expected to be recognized over a weighted-average period of two years and three years, respectively.